Investments - Schedule of Comprehensive Income Information Related to Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Profit for the period	R$ 219,459	R$ 219,401	R$ 208,615
Total comprehensive income	216,856	218,574	R$ 209,635
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Revenue	164	90
Profit for the period	(6,797)	69
Total comprehensive income	(6,797)	69
Profit/(loss) allocated to NCI	(1,149)	(16)
Vinci Asset Allocation [Member]
Disclosure of subsidiaries [line items]
Revenue	90
Profit for the period	(1,292)	(131)
Total comprehensive income	(1,292)	(131)
Profit/(loss) allocated to NCI	(323)	(32)
Vinci Holding Securitaria [Member]
Disclosure of subsidiaries [line items]
Revenue	74
Profit for the period	(5,505)	107
Total comprehensive income	(5,505)	107
Profit/(loss) allocated to NCI	R$ (826)	16
Vinci International Real Estate Ltd [Member]
Disclosure of subsidiaries [line items]
Revenue		R$ 90